Supplemental cash flow information - Schedule of non-cash working capital (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Trade and other receivables	$ (257,588)	$ 631,801	$ (218,334)	$ (41,465)
Inventories	0	49,446	17,555
Prepaid expenses and other	(387,762)	425,876	(106,205)	(36,629)
Other assets	0			(150,000)
Accounts payable and accrued liabilities	393,202	2,515,289	(828,698)	86,519
Contract liabilities	7,053	17,410	(7,053)	0
Deposits	0	0	150,000
Accrued royalties liability	0	0	1,191,219
Changes in working capital	$ (245,095)	$ 3,639,822	$ 198,484	$ (141,575)